LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2013
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET

14.	LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 or 70 years, as applicable, in the PRC.

	As of December 31,
	2012	2013
	RMB	RMB
Land use rights	386,909,459	386,909,459
Less: accumulated amortization	(21,160,244)	(27,824,516)
Land use rights, net	365,749,215	359,084,943

Amortization expense was RMB5,558,122 , RMB6,546,151 and RMB6,664,272 for the years ended December 31, 2011, 2012 and 2013, respectively. As of December 31, 2013, estimated amortization expense in each of the next five years is RMB6,663,252.

As of December 31, 2013, Certain land use rights with net book value of RMB301,580,764 were pledged as collateral for the Company's borrowings (Note 19).